INCOME TAX AND SOCIAL CONTRIBUTION (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Before Tax [Member]
IfrsStatementLineItems [Line Items]
Debt instruments at fair value through other comprehensive income	R$ 674,736	R$ (10,616,772)
Exchange differences on translations of foreign operations	(313,985)	759,955
Insurance contracts	1,498,415	4,271,216
Other	(99,585)	158,720
Total	1,759,581	(5,426,881)
Tax Expense Benefit [Member]
IfrsStatementLineItems [Line Items]
Debt instruments at fair value through other comprehensive income	(293,740)	4,351,914
Exchange differences on translations of foreign operations	141,293	(341,980)
Insurance contracts	(597,259)	(1,922,047)
Other	44,813	(71,424)
Total	(704,893)	2,016,463
Net Of Tax [Member]
IfrsStatementLineItems [Line Items]
Debt instruments at fair value through other comprehensive income	380,996	(6,264,858)
Exchange differences on translations of foreign operations	(172,692)	417,975
Insurance contracts	901,156	2,349,169
Other	(54,772)	87,296
Total	R$ 1,054,688	R$ (3,410,418)